Income (Loss) Per Share (Narrative) (Details) - shares shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Net income (loss) per ordinary share attributable to Stratasys Ltd.
Antidilutive securities excluded from computation of net loss per share	3.5	4.1	4.7	4.1